SEGMENT INFORMATION (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of operating segments [line items]
Revenues	$ 30,350	$ 0
Production costs	(23,117)	0
Depreciation, depletion and amortization	(1,859)	0
Total cost of sales	(24,976)	0
Gross profit	5,374	0
Exploration and evaluation expenses	(14,150)	(22,009)
General and administrative expenses	(4,466)	(4,278)
Depreciation	(898)	(1,046)
Share-based compensation	(1,543)	(1,098)
Income (loss) from operations	(15,683)	(28,431)
Capital expenditures and capitalized land related payments	3,330	3,424
Mineral properties, plant and equipment	46,841	3,024
Exploration and evaluation assets	58,278	68,402
Total assets	237,084	82,388
Florida Canyon mine [Member]
Disclosure of operating segments [line items]
Revenues	30,350
Production costs	(23,117)
Depreciation, depletion and amortization	(1,859)
Total cost of sales	(24,976)
Gross profit	5,374
Exploration and evaluation expenses	0
General and administrative expenses	0
Depreciation	0
Share-based compensation	0
Income (loss) from operations	5,374
Capital expenditures and capitalized land related payments	2,301
Mineral properties, plant and equipment	44,562
Exploration and evaluation assets	0
Total assets	145,433
DeLamar [Member]
Disclosure of operating segments [line items]
Revenues	0	0
Production costs	0	0
Depreciation, depletion and amortization	0	0
Total cost of sales	0	0
Gross profit	0	0
Exploration and evaluation expenses	(10,945)	0
General and administrative expenses	0	0
Depreciation	(636)	(755)
Share-based compensation	0	0
Income (loss) from operations	(11,581)	(755)
Capital expenditures and capitalized land related payments	705	600
Mineral properties, plant and equipment	1,563	2,017
Exploration and evaluation assets	30,651	41,041
Total assets	35,972	44,413
Nevada North and other development projects [Member]
Disclosure of operating segments [line items]
Revenues	0	0
Production costs	0	0
Depreciation, depletion and amortization	0	0
Total cost of sales	0	0
Gross profit	0	0
Exploration and evaluation expenses	(3,205)	(20,191)
General and administrative expenses	0	(1)
Depreciation	(163)	(158)
Share-based compensation	0	0
Income (loss) from operations	(3,368)	(20,350)
Capital expenditures and capitalized land related payments	324	2,824
Mineral properties, plant and equipment	334	497
Exploration and evaluation assets	27,627	27,361
Total assets	28,622	28,386
Corporate and other [Member]
Disclosure of operating segments [line items]
Revenues	0	0
Production costs	0	0
Depreciation, depletion and amortization	0	0
Total cost of sales	0	0
Gross profit	0	0
Exploration and evaluation expenses	0	(1,818)
General and administrative expenses	(4,466)	(4,277)
Depreciation	(99)	(133)
Share-based compensation	(1,543)	(1,098)
Income (loss) from operations	(6,108)	(7,326)
Capital expenditures and capitalized land related payments	0	0
Mineral properties, plant and equipment	382	510
Exploration and evaluation assets	0	0
Total assets	$ 27,057	$ 9,589